Taxes (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Taxes
Opening balance	$ (548)	$ (9,945)
Recognized in the statement of income for the period	(2,341)	1,405
Recognized in shareholders’ equity	(3,238)	2,499
Translation adjustment	(446)	1,066
Use of tax loss carryforwards	(43)	(1)
Others	19	(3)
Closing balance	$ (6,597)	$ (4,979)